Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2021	31 December 2020
Property, plant and equipment owned	24 248	24 191
Property, plant and equipment leased (right-of-use assets)	2 370	2 228

Total property, plant and equipment	26 618	26 419

Summary of Property, Plant and Equipment

	30 June 2021				31 December 2020
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 237	34 976	1 780	48 993	48 757
Effect of movements in foreign exchange	4	4	35	43	(1 644)
Acquisitions	5	594	1 274	1 873	3 188
Acquisitions through business combinations	—	—	—	—	111
Disposals	(19)	(344)	—	(363)	(1 274)
Disposals through the sale of subsidiaries	(2)	(8)	—	(10)	—
Transfer (to)/from other asset categories and other movements¹	200	699	(1 031)	(133)	(145)

Balance at end of the period	12 425	35 921	2 058	50 403	48 993

Depreciation and impairment losses
Balance at end of previous year	(3 950)	(20 852)	—	(24 802)	(23 242)
Effect of movements in foreign exchange	(2)	(21)	—	(23)	625
Depreciation	(192)	(1 488)	—	(1 680)	(3 250)
Disposals	9	307	—	316	1 130
Disposals through the sale of subsidiaries	—	5	—	5	—
Impairment losses	(4)	(61)	—	(66)	(145)
Transfer to/(from) other asset categories and other movements¹	11	85	—	95	80

Balance at end of the period	(4 128)	(22 027)	—	(26 155)	(24 802)

Carrying amount
at 31 December 2020	8 287	14 124	1 780	24 191	24 191
at 30 June 2021	8 297	13 894	2 057	24 248	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 30 June	1 784	586	2 370
Depreciation for the six-month period ended 30 June	(184)	(98)	(282)

	2020
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 726	502	2 228
Depreciation for the six-month period ended 30 June	(169)	(75)	(244)